Time Deposit Maturities Time Deposit Maturities (Narrative) (Details) $ in Billions	Dec. 31, 2017 USD ($)
Maturities of Time Deposits [Abstract]
Total certificates of deposit $100,000 and more	$ 2.0
Time deposits, at or above FDIC insurance limit	$ 1.0